Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings per Share

NOTE 12: EARNINGS PER SHARE

On July 16, 2007, Ryerson Holding was capitalized with 21,250,000 shares of common stock by Platinum Equity, LLC. All shares outstanding are common shares and have equal voting, liquidation and preference rights.

Basic earnings per share attributable to Ryerson Holding’s common stock is determined based on earnings for the period divided by the weighted average number of common shares outstanding during the period. Diluted EPS attributable to Ryerson Holding’s common stock considers the effect of potential common shares, unless inclusion of the potential common shares would have an antidilutive effect. Subsequent to October 19, 2007, Ryerson Holding does not have any securities or other items that are convertible into common shares, therefore basic and fully diluted EPS are the same.

The following table sets forth the calculation of basic and diluted earnings per share:

	Three Months Ended March 31,
Basic and diluted earnings per share	2014	2013
	(In millions, except per share data)
Net income available to common stockholders	$1.6	$5.6

Average shares of common stock outstanding	21.0	21.3

Basic and diluted earnings per share	$0.08	$0.26

Note 19: Earnings per Share

On July 16, 2007, Ryerson Holding was capitalized with 21,250,000 shares of common stock by Platinum Equity, LLC. All shares outstanding are common shares and have equal voting, liquidation and preference rights.

Basic earnings per share attributable to Ryerson Holding’s common stock is determined based on earnings for the period divided by the weighted average number of common shares outstanding during the period. Diluted EPS attributable to Ryerson Holding’s common stock considers the effect of potential common shares, unless inclusion of the potential common shares would have an antidilutive effect. Subsequent to October 19, 2007, Ryerson Holding does not have any securities or other items that are convertible into common shares, therefore basic and fully diluted EPS are the same.

The following table sets forth the calculation of basic and diluted earnings (loss) per share:

	Year Ended December 31,
Basic and diluted earnings (loss) per share	2013	2012	2011
	(In millions, except per share data)
Net income (loss) available to common stockholders	$127.3	$47.1	$(8.1)

Average shares of common stock outstanding	21.3	21.3	21.3

Basic and diluted earnings (loss) per share	$5.99	$2.22	$(0.38)